Subsequent Events (Details) - USD ($)		Mar. 03, 2025	May 09, 2025	Dec. 31, 2024	Apr. 22, 2024	Dec. 31, 2023
Subsequent Events (Details) [Line Items]
Re-classified, shares (in Shares)		780,000,000
Price of per share		$ 0.0000625			$ 4
Authorized share capital (in Shares)				800,000,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock authorized value (in Dollars)		$ 50,000
Authorized share capital (in Shares)		800,000,000
Common Stock, Par		$ 0.0000625
Neo-Concept International Group Holdings Ltd [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common Stock, Par		$ 0.0000625
Common Class A [Member]
Subsequent Events (Details) [Line Items]
Re-classified, shares (in Shares)		780,000,000
Price of per share		$ 0.0000625
Voting rights		1
Authorized share capital (in Shares)	[1]			780,000,000		780,000,000
Common Stock, Par	[1]			$ 0.0000625
Common Class A [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock authorized value (in Dollars)			$ 50,000
Authorized share capital (in Shares)		780,000,000
Common Stock, Par		$ 0.0000625	$ 0.0000625
Common Class A [Member] | Maximum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Authorized share capital (in Shares)			800,000,000
Common Stock, Par			$ 0.0000625
Shares comprised (in Shares)			780,000,000
Common Class A [Member] | Minimum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock authorized value (in Dollars)			$ 50,000
Authorized share capital (in Shares)			160,000,000
Common Stock, Par			$ 0.0003125
Shares comprised (in Shares)			156,000,000
Common Class B [Member]
Subsequent Events (Details) [Line Items]
Re-classified, shares (in Shares)		20,000,000
Price of per share		$ 0.0000625
Authorized share capital (in Shares)	[1]			20,000,000		20,000,000
Common Stock, Par	[1]			$ 0.0000625
Common Class B [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Voting rights		30
Authorized share capital (in Shares)		20,000,000
Common Stock, Par		$ 0.0000625	$ 0.0000625
Common Class B [Member] | Maximum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Authorized share capital (in Shares)			20,000,000
Common Stock, Par			$ 0.0000625
Common Class B [Member] | Minimum [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Authorized share capital (in Shares)			4,000,000
Common Stock, Par			$ 0.0003125
Share Consolidation [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common Stock, Par			$ 0.0003125

[1]	Giving retroactive effect to (i) all the 11,250,000 shares issued and outstanding for a share split at a ratio of 1-to-1.6 on July 14, 2023; and (ii) a share re-classification to Class A ordinary shares and Class B ordinary shares on March 3, 2025.